Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Annual Return [Percent]	(4.92%)	119.86%
Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Annual Return [Percent]	(83.17%)	(59.96%)
Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Annual Return [Percent]	(79.91%)	(83.11%)
Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Annual Return [Percent]	(37.02%)	(46.26%)	82.21%